Business Combinations, Acquisitions and Non-controlling Interest - Summary of Selected Financial Data From Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Assets:
Current assets	$ 404,156,669	$ 19,634	$ 355,682,893
Total assets	1,689,649,849	82,086	1,625,048,227	$ 1,531,933,657
Liabilities and equity:
Current liabilities	534,012,766	25,944	507,310,678
Non-current liabilities	701,595,357	34,085	802,619,931
Total liabilities	1,235,608,123	60,029	1,309,930,609	$ 1,305,026,792
Equity attributable to equity holders of the parent	389,634,927	18,928	250,478,803
Non-controlling interest	64,406,799	3,129	64,638,815
Total equity	454,041,726	22,057	315,117,618		$ 245,872,422
Total liabilities and equity	1,689,649,849	$ 82,086	1,625,048,227
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	39,781,192		32,775,046
Non-current assets	142,407,870		150,747,947
Total assets	182,189,062		183,522,993
Liabilities and equity:
Current liabilities	68,795,807		49,942,415
Non-current liabilities	58,312,238		82,293,652
Total liabilities	127,108,045		132,236,067
Equity attributable to equity holders of the parent	28,066,198		26,129,649
Non-controlling interest	27,014,819		25,157,277
Total equity	55,081,017		51,286,926
Total liabilities and equity	$ 182,189,062		$ 183,522,993